UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Greenlight Capital, Inc.
Address:              140 East 45th Street
                      24th Floor
                      New York, NY 10017

Form 13F File Number: 028-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Daniel Roitman
Title:                Chief Operating Officer
Phone:                (212) 973-1900

Signature, Place, and Date of Signing:

/s/ Daniel Roitman               New York, NY              November 14, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2

No.:     Form 13F File Number:         Name:
1        028-13228                     DME Advisors, L.P.
2        _________                     Greenlight Masters, LLC

Form 13F Information Table Entry Total:          50

Form 13F Information Table Value Total:   1,438,846
                                            (x$1000)

                                 FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: GREENLIGHT CAPITAL, INC.
                                      As of 9/30/08

  Column 1                    Column 2      Column 3   Column 4       Column 5           Column 6   Column 7     Column 8

  Name of                     Title of                  Value     TOTAL      SH/ PUT/   Investment   Other        Voting
  Issuer                       Class         CUSIP     (X$1000)   SHARES     PRN CALL   Discretion  Managers     Authority

                                                                                                           Sole  Shared  None

AMERIPRISE FINL INC           COM             03076C106   35,932     940,616 SH        SOLE                    940,616
AMERIPRISE FINL INC           COM             03076C106    5,818     152,300 SH        SOLE          1         152,300
BEAZER HOMES USA INC          NOTE 4.625% 6/1 07556QAL9    2,993   4,534,400 PRN       SOLE                  4,534,400
BEAZER HOMES USA INC          NOTE 4.625% 6/1 07556QAL9      416     630,600 PRN       SOLE          1         630,600
BIOFUEL ENERGY CORP           COM             09064Y109    3,230   6,094,661 SH        SOLE                  6,094,661
BIOFUEL ENERGY CORP           COM             09064Y109      767   1,447,443 SH        SOLE          1       1,447,443
DANA HOLDING CORP             COM             235825205   14,849   3,067,936 SH        SOLE                  3,067,936
DANA HOLDING CORP             COM             235825205    2,270     469,066 SH        SOLE          1         469,066
DR PEPPER SNAPPLE GROUP INC   COM             26138E109  216,763   8,185,899 SH        SOLE                  8,185,899
DR PEPPER SNAPPLE GROUP INC   COM             26138E109   34,377   1,298,221 SH        SOLE          1       1,298,221
E M C CORP MASS               COM             268648102   19,049   1,592,700 SH        SOLE                  1,592,700
E M C CORP MASS               COM             268648102    3,079     257,400 SH        SOLE          1         257,400
ECHOSTAR CORP                 CL A            278768106   43,638   1,810,691 SH        SOLE                  1,810,691
ECHOSTAR CORP                 CL A            278768106    7,178     297,825 SH        SOLE          1         297,825
EINSTEIN NOAH REST GROUP INC  COM             28257U104  100,633   9,983,469 SH        SOLE                  9,983,469
EINSTEIN NOAH REST GROUP INC  COM             28257U104    7,560     750,000 SH        SOLE          1         750,000
EMPLOYERS HOLDINGS INC        COM             292218104   38,066   2,190,200 SH        SOLE                  2,190,200
EMPLOYERS HOLDINGS INC        COM             292218104    2,343     134,800 SH        SOLE          1         134,800
ENERGY PARTNERS LTD           COM             29270U105    7,942     916,027 SH        SOLE                    916,027
ENERGY PARTNERS LTD           COM             29270U105    1,183     136,469 SH        SOLE          1         136,469
FIFTH STREET FINANCE CORP     COM             31678A103   16,547   1,646,488 SH        SOLE                  1,646,488
FIFTH STREET FINANCE CORP     COM             31678A103    5,748     571,948 SH        SOLE          1         571,948
GUARANTY FINL GROUP INC       COM             40108N106    8,456   2,140,778 SH        SOLE                  2,140,778
GUARANTY FINL GROUP INC       COM             40108N106    1,366     345,871 SH        SOLE          1         345,871
HEALTH MGMT ASSOC INC NEW     CL A            421933102   79,604  19,135,581 SH        SOLE                 19,135,581
HEALTH MGMT ASSOC INC NEW     CL A            421933102   12,590   3,026,361 SH        SOLE          1       3,026,361
HELIX ENERGY SOLUTIONS GRP I  COM             42330P107  190,082   7,828,736 SH        SOLE                  7,828,736
HELIX ENERGY SOLUTIONS GRP I  COM             42330P107   30,718   1,265,156 SH        SOLE          1       1,265,156
KINROSS GOLD CORP             COM NO PAR      496902404   16,770   1,040,325 SH        SOLE                  1,040,325
KINROSS GOLD CORP             COM NO PAR      496902404    2,094     129,907 SH        SOLE          1         129,907
M D C HLDGS INC               COM             552676108   24,635     673,270 SH        SOLE                    673,270
M D C HLDGS INC               COM             552676108    4,102     112,116 SH        SOLE          1         112,116
MERCER INTL INC               COM             588056101      942     257,447 SH        SOLE                    257,447
MERCER INTL INC               NOTE 8.500%10/1 588056AG6   10,935  13,500,000 PRN       SOLE                 13,500,000
MI DEVS INC                   CL A SUB VTG    55304X104   86,903   4,700,000 SH        SOLE                  4,700,000
MI DEVS INC                   CL A SUB VTG    55304X104    5,664     306,335 SH        SOLE          1         306,335
MI DEVS INC                   CL A SUB VTG    55304X104      555      30,000 SH        SOLE          2          30,000
POMEROY IT SOLUTIONS INC      COM             731822102    4,459     990,934 SH        SOLE          2         990,934
REPUBLIC AWYS HLDGS INC       COM             760276105   15,341   1,505,473 SH        SOLE                  1,505,473
REPUBLIC AWYS HLDGS INC       COM             760276105    2,405     236,027 SH        SOLE          1         236,027
TARGET CORP                   COM             87612E106  152,437   3,107,794 SH        SOLE                  3,107,794
TARGET CORP                   COM             87612E106   23,652     482,206 SH        SOLE          1         482,206
TERADATA CORP DEL             COM             88076W103   65,928   3,380,902 SH        SOLE                  3,380,902
TERADATA CORP DEL             COM             88076W103   10,815     554,608 SH        SOLE          1         554,608
TICKETMASTER                  COM             88633P302    6,148     572,951 SH        SOLE                    572,951
TICKETMASTER                  COM             88633P302      993      92,567 SH        SOLE          1          92,567
TRIPLE-S MGMT CORP            CL B            896749108   16,581   1,017,888 SH        SOLE                  1,017,888
TRIPLE-S MGMT CORP            CL B            896749108    2,533     155,500 SH        SOLE          1         155,500
URS CORP NEW                  COM             903236107   79,155   2,158,582 SH        SOLE                  2,158,582
URS CORP NEW                  COM             903236107   12,602     343,659 SH        SOLE          1         343,659